UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Garrison Institutional Asset Management
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone:	412-209-2666
Signature, Place, and Date of Signing:
	John K. Thornburgh Pittsburgh, PA	April 22, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		112
Form 13F Information Table Value Total:	$147,321
List of Other Included Managers:
 No.	13F File Number	  Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     1675 12880.00 SH       SOLE                 12880.00
AOL Time Warner Inc            COM              00184A105      826 76020.00 SH       SOLE                 76020.00
Abbott Laboratories            COM              002824100     1851 49225.00 SH       SOLE                 49225.00
Altria Group Inc               COM              02209S103     1309 43700.00 SH       SOLE                 43700.00
American Express Co            COM              025816109     1202 36180.00 SH       SOLE                 36180.00
American Intl Group            COM              026874107     2746 55525.00 SH       SOLE                 55525.00
Amgen Inc                      COM              031162100     2336 40595.00 SH       SOLE                 40595.00
Analog Devices Inc             COM              032654105      227  8240.00 SH       SOLE                  8240.00
Anheuser Busch Cos             COM              035229103     1448 31070.00 SH       SOLE                 31070.00
Applied Materials              COM              038222105     1039 82630.00 SH       SOLE                 82630.00
Automatic Data Proc            COM              053015103     1015 32970.00 SH       SOLE                 32970.00
Baker Hughes Inc               COM              057224107      263  8800.00 SH       SOLE                  8800.00
Banc One Corporation           COM              06423A103      993 28675.00 SH       SOLE                 28675.00
Bank of America Corp           COM              060505104     2319 34701.00 SH       SOLE                 34701.00
Becton Dickinson Inc           COM              075887109      355 10300.00 SH       SOLE                 10300.00
BellSouth Corp                 COM              079860102     1066 49215.00 SH       SOLE                 49215.00
Boeing Company                 COM              097023105      844 33674.00 SH       SOLE                 33674.00
Bristol Myers Squibb           COM              110122108      785 37160.00 SH       SOLE                 37160.00
Cardinal Health                COM              14149Y108     1648 28925.00 SH       SOLE                 28925.00
ChevronTexaco Corp             COM              166764100     1806 27940.00 SH       SOLE                 27940.00
Cisco Systems Inc              COM              17275R102     2612 201210.00SH       SOLE                201210.00
Citigroup Inc                  COM              172967101     3708 107623.00SH       SOLE                107623.00
Clear Channel Communications   COM              184502102     1056 31139.00 SH       SOLE                 31139.00
Coca-Cola Company              COM              191216100     2434 60135.00 SH       SOLE                 60135.00
Comcast Corp-CL A              COM              20030N101     1061 37125.00 SH       SOLE                 37125.00
Computer Sciences              COM              205363104      592 18185.00 SH       SOLE                 18185.00
ConocoPhillips                 COM              20825C104     1049 19575.00 SH       SOLE                 19575.00
DTE Energy Company             COM              233331107      713 18445.00 SH       SOLE                 18445.00
Dell Computer Corp             COM              247025109     1754 64220.00 SH       SOLE                 64220.00
Disney (Walt) Co.              COM              254687106     1350 79325.00 SH       SOLE                 79325.00
Dominion Res Inc/VA            COM              25746U109      756 13660.00 SH       SOLE                 13660.00
Dow Chemical Co                COM              260543103      734 26580.00 SH       SOLE                 26580.00
Duke Energy Corp               COM              264399106      707 48595.00 SH       SOLE                 48595.00
Dupont E I DeNemours           COM              263534109     1134 29190.00 SH       SOLE                 29190.00
Emerson Electric Co            COM              291011104      790 17415.00 SH       SOLE                 17415.00
Ensco International Inc        COM              26874Q100      203  7950.00 SH       SOLE                  7950.00
Equity Office Prop             COM              294741103     1243 48840.00 SH       SOLE                 48840.00
Exxon Mobil Corp.              COM              30231G102     3883 111105.99SH       SOLE                111105.99
Fedex Corp                     COM              31428X106      868 15765.00 SH       SOLE                 15765.00
Fedl Home Loan Mtg             COM              313400301      622 11705.00 SH       SOLE                 11705.00
Fedl Natl Mtg Assn             COM              313586109     1597 24435.00 SH       SOLE                 24435.00
Fifth Third Bancorp            COM              316773100      865 17220.00 SH       SOLE                 17220.00
First Data Corp                COM              319963104     1255 33910.00 SH       SOLE                 33910.00
First Tennessee National Corp  COM              337162101      224  5650.00 SH       SOLE                  5650.00
Fleetboston Financial          COM              339030108      549 22985.00 SH       SOLE                 22985.00
Forest Laboratories            COM              345838106      211  3910.00 SH       SOLE                  3910.00
Gannett Co Inc Del             COM              364730101      762 10820.00 SH       SOLE                 10820.00
General Dynamics               COM              369550108      545  9900.00 SH       SOLE                  9900.00
General Electric Co            COM              369604103     5302 207920.00SH       SOLE                207920.00
General Mills Inc              COM              370334104      882 19360.00 SH       SOLE                 19360.00
General Motors Corp            COM              370442105      439 13050.00 SH       SOLE                 13050.00
Gillette Company               COM              375766102     1607 51930.00 SH       SOLE                 51930.00
Goldman Sachs Group            COM              38141G104      690 10130.00 SH       SOLE                 10130.00
Harley-Davidson Inc.           COM              412822108      910 22910.00 SH       SOLE                 22910.00
Hewlett-Packard Co             COM              428236103      893 57415.00 SH       SOLE                 57415.00
Home Depot Inc                 COM              437076102     1581 64915.00 SH       SOLE                 64915.00
Honeywell Intl Inc             COM              438516106      628 29380.00 SH       SOLE                 29380.00
Illinois Tool Works            COM              452308109     1587 27290.00 SH       SOLE                 27290.00
Int'l Business Mach            COM              459200101     3190 40675.00 SH       SOLE                 40675.00
Int'l Paper Company            COM              460146103      916 27100.00 SH       SOLE                 27100.00
Intel Corporation              COM              458140100     2988 183515.00SH       SOLE                183515.00
JP Morgan Chase & Co           COM              46625H100      790 33310.00 SH       SOLE                 33310.00
Johnson & Johnson              COM              478160104     4364 75410.00 SH       SOLE                 75410.00
Johnson Controls Inc           COM              478366107      615  8495.00 SH       SOLE                  8495.00
Kimberly-Clark Corp            COM              494368103      673 14815.00 SH       SOLE                 14815.00
Kohl's Corporation             COM              500255104     1452 25660.00 SH       SOLE                 25660.00
Lehman Brothers                COM              524908100     1294 22405.00 SH       SOLE                 22405.00
Lilly (Eli) & Co               COM              532457108     1597 27945.00 SH       SOLE                 27945.00
Lockheed Martin Corp           COM              539830109      794 16690.00 SH       SOLE                 16690.00
Lowe's Companies               COM              548661107      651 15950.00 SH       SOLE                 15950.00
MBNA Corporation               COM              55262L100      923 61346.00 SH       SOLE                 61346.00
Maxim Integrated Products      COM              57772K101     1070 29635.00 SH       SOLE                 29635.00
McDonald's Corp                COM              580135101      653 45169.00 SH       SOLE                 45169.00
McGraw-Hill Inc                COM              580645109      215  3866.00 SH       SOLE                  3866.00
Medtronic Inc                  COM              585055106     2048 45387.00 SH       SOLE                 45387.00
Merck & Company                COM              589331107     2090 38155.00 SH       SOLE                 38155.00
Microsoft Corp                 COM              594918104     5268 217588.00SH       SOLE                217588.00
Motorola Inc                   COM              620076109      236 28560.00 SH       SOLE                 28560.00
Mylan Laboratories             COM              628530107     1384 48150.00 SH       SOLE                 48150.00
National City Corp             COM              635405103      835 29985.00 SH       SOLE                 29985.00
Occidental Petroleum           COM              674599105      490 16340.00 SH       SOLE                 16340.00
Oracle Systems Corp            COM              68389X105     1409 129905.00SH       SOLE                129905.00
P G & E Corp                   COM              69331C108      146 10835.00 SH       SOLE                 10835.00
PPG Industries Inc             COM              693506107      212  4710.00 SH       SOLE                  4710.00
PepsiCo Incorporated           COM              713448108     1241 31020.00 SH       SOLE                 31020.00
Pfizer Incorporated            COM              717081103     4485 143950.00SH       SOLE                143950.00
Procter & Gamble Co            COM              742718109     2773 31140.00 SH       SOLE                 31140.00
Progress Energy Inc            COM              743263105      724 18500.00 SH       SOLE                 18500.00
Prudential Financial Inc.      COM              744320102      976 33360.00 SH       SOLE                 33360.00
Qualcomm Inc                   COM              747525103      864 23990.00 SH       SOLE                 23990.00
SBC Communications             COM              78387G103     1188 59215.00 SH       SOLE                 59215.00
Schlumberger Ltd               COM              806857108      772 20300.00 SH       SOLE                 20300.00
Southtrust                     COM              844730101      591 23155.00 SH       SOLE                 23155.00
St Jude Medical Inc.           COM              790849103      339  6961.00 SH       SOLE                  6961.00
State Street Corp              COM              857477103      720 22765.00 SH       SOLE                 22765.00
Sysco Corporation              COM              871829107     1204 47345.00 SH       SOLE                 47345.00
Target Corp                    COM              87612E106     1040 35540.00 SH       SOLE                 35540.00
Texas Instruments              COM              882508104     1264 77195.00 SH       SOLE                 77195.00
Trustco Bank Corp NY           COM              898349105      159 16550.00 SH       SOLE                 16550.00
US Bancorp                     COM              902973304      827 43565.00 SH       SOLE                 43565.00
United Parcel Service - CL B   COM              911312106     1642 28805.00 SH       SOLE                 28805.00
United Technologies            COM              913017109     1160 20080.00 SH       SOLE                 20080.00
Unitedhealth Group             COM              91324P102      336  3660.00 SH       SOLE                  3660.00
Unocal Corporation             COM              915289102      854 32450.00 SH       SOLE                 32450.00
Verizon Comm                   COM              92343V104     1727 48851.00 SH       SOLE                 48851.00
Viacom Inc CL B                COM              925524308     1672 45775.00 SH       SOLE                 45775.00
Wachovia Corp                  COM              929903102     1173 34415.00 SH       SOLE                 34415.00
Wal-Mart Stores Inc            COM              931142103     4449 85500.00 SH       SOLE                 85500.00
Walgreen Company               COM              931422109     1165 39525.00 SH       SOLE                 39525.00
Wash Mutual Sav Bank           COM              939322103      966 27395.00 SH       SOLE                 27395.00
Wells Fargo & Co               COM              949746101     1561 34690.00 SH       SOLE                 34690.00
Wyeth                          COM              983024100     1598 42245.00 SH       SOLE                 42245.00